Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [abstract]
Schedule of Financial Assets
The following tables provide a breakdown of financial assets by category at June 30, 2024:

	At June 30, 2024
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	4,345	—	4,345	12	—	4,345	—
Cash and cash equivalents	—	—	225,316	225,316		—	225,316	—
Trade receivables	—	—	216,670	216,670		—	216,670	—
Other non-current financial assets	4,292	—	31,829	36,121		—	32,361	3,760
Other current financial assets	70,178	23,488	5,785	99,451	13	26,775	21,079	51,597
Financial assets	74,470	27,833	479,600	581,903		26,775	499,771	55,357
The following table provides an additional breakdown for other current financial assets at June 30, 2024:

	At June 30, 2024
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Money market funds and floating income	15,014	8,229	—	23,243	8,229	15,014	—
Private equity	21,984	—	—	21,984	—	—	21,984
Fixed income	—	15,259	—	15,259	15,259	—	—
Real estate funds	10,104	—	—	10,104	—	—	10,104
Hedge funds	9,980	—	—	9,980	—	—	9,980
Private debt	9,809	—	—	9,809	—	280	9,529
Guarantee deposits	—	—	5,524	5,524	—	5,524	—
Equity	3,287	—	—	3,287	3,287	—	—
Financial receivables	—	—	261	261	—	261	—
Total other current financial assets	70,178	23,488	5,785	99,451	26,775	21,079	51,597

The following table presents the changes in level 3 items for financial assets for the six months ended June 30, 2024:

(€ thousands)	Fair value Level 3
At December 31, 2023	57,131
Investments	824
Disposals	(4,688)
Fair value adjustments	1,365
Realized gains	98
Exchange rate gains	627
At June 30, 2024	55,357

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

The following tables provide a breakdown of financial assets by category at December 31, 2023:

	At December 31, 2023
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,110	—	11,110	12	—	11,110	—
Cash and cash equivalents	—	—	296,279	296,279		—	296,279	—
Trade receivables	—	—	240,457	240,457		—	240,457	—
Other non-current financial assets	4,421	—	29,477	33,898		—	30,133	3,765
Other current financial assets	56,880	28,440	5,597	90,917	13	29,581	7,970	53,366
Financial assets	61,301	39,550	571,810	672,661		29,581	585,949	57,131
The following table provides an additional breakdown for other current financial assets at December 31, 2023:

	At December 31, 2023
	Other current financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	22,399	—	—	22,399	—	—	22,399
Money market funds and floating income	2,093	16,692	—	18,785	16,692	2,093	—
Real estate funds	12,146	—	—	12,146	—	—	12,146
Fixed income	—	11,748	—	11,748	11,748	—	—
Private debt	10,106	—	—	10,106	—	280	9,826
Hedge funds	8,995	—	—	8,995	—	—	8,995
Guarantee deposits	—	—	5,431	5,431	—	5,431	—
Equity	1,141	—	—	1,141	1,141	—	—
Financial receivables	—	—	166	166	—	166	—
Total other current financial assets	56,880	28,440	5,597	90,917	29,581	7,970	53,366

Schedule of Financial Liabilities
The following tables provide a breakdown of financial liabilities by category at June 30, 2024:

	At June 30, 2024
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,741	—	2,741	12	—	2,741	—
Non-current borrowings	—	—	218,132	218,132	15	—	218,132	—
Current borrowings	—	—	167,963	167,963	15	—	167,963	—
Other non-current financial liabilities	141,239	—	—	141,239	16	—	141,239	—
Trade payables and customer advances	—	—	281,819	281,819		—	281,819	—
Lease liabilities – Current/Non-current	—	—	631,097	631,097	17	—	—	631,097
Financial liabilities	141,239	2,741	1,299,011	1,442,991		—	811,894	631,097

The following tables provide a breakdown of financial liabilities by category at December 31, 2023:

	At December 31, 2023
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	897	—	897	12	—	897	—
Non-current borrowings	—	—	113,285	113,285	15	—	113,285	—
Current borrowings	—	—	289,337	289,337	15	—	289,337	—
Other non-current financial liabilities	136,466	—	90	136,556	16	—	136,466	90
Other current financial liabilities	22,102	—	—	22,102	16	—	22,102	—
Trade payables and customer advances	—	—	314,137	314,137		—	314,137	—
Lease liabilities – Current / Non-current	—	—	593,725	593,725	17	—	—	593,725
Financial liabilities	158,568	897	1,310,574	1,470,039		—	876,224	593,815